UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4707

Fidelity Advisor Series II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Strategic Income Fund

September 30, 2016

SI-QTLY-1116
1.808792.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 45.6%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind		$937	$469
Nonconvertible Bonds - 45.6%
CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.6%
Allison Transmission, Inc. 5% 10/1/24 (b)		4,205	4,310
Dana Holding Corp. 6% 9/15/23		3,475	3,614
Exide Technologies 11% 4/30/20 pay-in-kind		900	699
IHO Verwaltungs GmbH:
4.125% 9/15/21 pay-in-kind (b)(c)		2,890	2,930
4.5% 9/15/23 pay-in-kind (b)(c)		1,975	1,985
4.75% 9/15/26 pay-in-kind (b)(c)		2,380	2,400
International Automotive Components Group SA 9.125% 6/1/18 (b)		4,995	4,889
Lear Corp. 4.75% 1/15/23		6,305	6,549
Metalsa SA de CV 4.9% 4/24/23 (b)		3,109	3,007
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (b)(c)		2,965	3,072
6.75% 11/15/22 pay-in-kind (b)(c)		2,339	2,672
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		7,319	7,458
Tenneco, Inc. 5% 7/15/26		3,090	3,129
Tupy Overseas SA 6.625% 7/17/24 (b)		1,625	1,639
			48,353
Automobiles - 0.0%
General Motors Financial Co., Inc. 4.25% 5/15/23		2,145	2,229
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (b)		1,500	1,553
LKQ Corp. 4.75% 5/15/23		1,090	1,120
			2,673
Diversified Consumer Services - 0.3%
Laureate Education, Inc. 10% 9/1/19 (b)(c)		23,025	21,931
Hotels, Restaurants & Leisure - 1.3%
24 Hour Holdings III LLC 8% 6/1/22 (b)		1,760	1,430
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		28,800	30,744
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,582
FelCor Lodging LP:
5.625% 3/1/23		4,185	4,300
6% 6/1/25		8,495	8,835
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (b)		3,275	3,422
5.25% 6/1/26 (b)		3,275	3,463
Landry's Acquisition Co.:
6.75% 10/15/24 (b)(d)		3,370	3,429
9.375% 5/1/20 (b)		905	949
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)		2,780	2,863
MGP Escrow Issuer LLC/MGP Escrow Co.-Issuer, Inc. 5.625% 5/1/24 (b)		2,530	2,744
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (b)(c)		849	853
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20		14,410	14,896
11% 10/1/21		20,592	22,162
Playa Resorts Holding BV 8% 8/15/20 (b)		4,750	4,845
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/21		4,360	4,491
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/2015 (b)(e)		390	0
			111,008
Household Durables - 1.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		3,165	3,197
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		2,595	2,686
D.R. Horton, Inc.:
4.375% 9/15/22		5,495	5,907
4.75% 2/15/23		3,865	4,194
5.75% 8/15/23		2,155	2,467
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (b)		8,500	8,776
5.75% 10/15/20		13,910	14,345
6.875% 2/15/21 (c)		6,200	6,433
7% 7/15/24 (b)		2,460	2,638
8.25% 2/15/21 (c)		6,920	7,214
9.875% 8/15/19		254	262
Springs Industries, Inc. 6.25% 6/1/21		1,475	1,527
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		3,265	3,420
Toll Brothers Finance Corp.:
4.375% 4/15/23		10,429	10,690
5.625% 1/15/24		1,240	1,324
5.875% 2/15/22		5,640	6,204
TRI Pointe Homes, Inc.:
4.375% 6/15/19		2,545	2,618
5.875% 6/15/24		6,140	6,386
William Lyon Homes, Inc. 8.5% 11/15/20		2,235	2,336
			92,624
Internet & Direct Marketing Retail - 0.4%
Netflix, Inc.:
5.375% 2/1/21 (b)		4,010	4,361
5.75% 3/1/24		4,405	4,735
5.875% 2/15/25		10,170	10,984
Priceline Group, Inc. 1.8% 3/3/27	EUR	6,900	7,818
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23		4,435	4,657
			32,555
Media - 2.8%
Altice SA:
7.625% 2/15/25 (b)		11,379	11,663
7.75% 5/15/22 (b)		26,350	28,129
Altice U.S. Finance SA:
5.375% 7/15/23 (b)		7,415	7,665
5.5% 5/15/26 (b)		4,270	4,387
AMC Entertainment, Inc. 5.75% 6/15/25		4,905	4,954
AMC Networks, Inc. 4.75% 12/15/22		3,080	3,119
British Sky Broadcasting Group PLC 1.875% 11/24/23 (Reg. S)	EUR	4,300	5,193
Cablevision SA 6.5% 6/15/21 (b)		1,560	1,626
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		980	1,019
5.625% 2/15/24		1,060	1,102
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		6,770	7,058
5.125% 5/1/23 (b)		5,425	5,662
5.375% 5/1/25 (b)		5,425	5,689
5.5% 5/1/26 (b)		6,585	6,865
5.75% 9/1/23		670	709
5.75% 1/15/24		4,245	4,510
5.75% 2/15/26 (b)		7,390	7,833
Cengage Learning, Inc. 9.5% 6/15/24 (b)		7,455	7,585
Cinemark U.S.A., Inc. 4.875% 6/1/23		1,340	1,347
Clear Channel Communications, Inc.:
11.25% 3/1/21		1,995	1,551
14% 2/1/21 pay-in-kind (c)		5,048	1,952
Columbus International, Inc. 7.375% 3/30/21 (b)		2,680	2,842
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		5,105	5,220
4.875% 4/11/22 (b)		1,875	1,941
5.307% 5/11/22 (Reg. S) (f)		1,045	1,058
Grupo Televisa SA de CV 6.625% 3/18/25		2,250	2,717
iHeartCommunications, Inc. 10.625% 3/15/23		6,065	4,518
Liberty Media Corp.:
8.25% 2/1/30		4,120	4,429
8.5% 7/15/29		8,920	9,767
Livent, Inc. yankee 9.375% 10/15/04 (e)		300	0
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)		7,560	8,165
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		8,960	9,050
Myriad International Holding BV 5.5% 7/21/25 (b)		4,085	4,389
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		2,335	2,411
Quebecor Media, Inc. 5.75% 1/15/23		7,660	7,966
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		2,660	2,836
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)		2,450	2,450
5.375% 4/15/25 (b)		4,685	4,837
5.375% 7/15/26 (b)		4,230	4,346
SKY PLC 2.5% 9/15/26 (Reg. S)	EUR	1,104	1,381
Tegna, Inc.:
4.875% 9/15/21 (b)		3,210	3,338
5.5% 9/15/24 (b)		3,210	3,314
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		7,915	6,599
7.625% 9/18/20 (Reg S.)		810	591
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)		5,540	5,748
VTR Finance BV 6.875% 1/15/24 (b)		6,925	7,233
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (b)(c)		1,043	1,048
WMG Acquisition Corp. 5.625% 4/15/22 (b)		955	988
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		435	435
6% 1/15/27 (b)		4,190	4,165
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		8,375	8,339
			241,739
Specialty Retail - 0.2%
CST Brands, Inc. 5% 5/1/23		1,320	1,388
L Brands, Inc.:
5.625% 2/15/22		6,880	7,688
6.875% 11/1/35		4,825	5,259
Penske Automotive Group, Inc. 5.5% 5/15/26		3,185	3,177
Sonic Automotive, Inc. 5% 5/15/23		800	788
			18,300
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc.:
4.625% 5/15/24 (b)		2,120	2,176
4.875% 5/15/26 (b)		2,120	2,168
			4,344
TOTAL CONSUMER DISCRETIONARY			575,756
CONSUMER STAPLES - 2.1%
Beverages - 0.2%
Anheuser-Busch InBev SA NV 1.5% 3/17/25 (Reg. S)	EUR	4,800	5,766
Constellation Brands, Inc. 4.75% 11/15/24		4,475	4,844
Molson Coors Brewing Co. 1.25% 7/15/24	EUR	3,200	3,699
			14,309
Food & Staples Retailing - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)		7,870	7,850
6.625% 6/15/24 (b)		5,475	5,694
Albertsons, Inc.:
7.45% 8/1/29		4,935	4,836
8% 5/1/31		4,590	4,579
8.7% 5/1/30		635	645
Arcor SAIC 6% 7/6/23 (b)		2,045	2,178
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(c)		5,950	3,763
9.25% 2/15/19 (b)		9,545	8,209
ESAL GmbH 6.25% 2/5/23 (b)		13,590	13,182
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		6,115	6,298
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (b)		1,265	1,246
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		3,300	3,490
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		4,305	3,875
			65,845
Food Products - 0.9%
B&G Foods, Inc. 4.625% 6/1/21		5,220	5,377
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		2,200	2,354
H.J. Heinz Co. 2.25% 5/25/28 (Reg. S)	EUR	8,328	10,148
JBS Investments GmbH 7.25% 4/3/24 (b)		14,755	15,013
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		7,650	7,516
5.875% 7/15/24 (b)		2,350	2,338
7.25% 6/1/21 (b)		2,960	3,060
8.25% 2/1/20 (b)		3,315	3,419
MHP SA 8.25% 4/2/20 (b)		2,255	2,165
Mondelez International, Inc. 2.375% 3/6/35	EUR	3,100	3,717
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		5,450	5,614
Post Holdings, Inc.:
5% 8/15/26 (b)		6,385	6,353
6% 12/15/22 (b)		2,340	2,472
7.75% 3/15/24 (b)		3,430	3,842
8% 7/15/25 (b)		1,715	1,963
TreeHouse Foods, Inc. 4.875% 3/15/22		1,660	1,718
			77,069
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		2,800	2,884
Spectrum Brands Holdings, Inc. 5.75% 7/15/25		4,470	4,828
			7,712
Personal Products - 0.2%
Revlon Consumer Products Corp. 5.75% 2/15/21 (c)		18,693	19,067
TOTAL CONSUMER STAPLES			184,002
ENERGY - 7.6%
Energy Equipment & Services - 0.5%
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22		3,100	2,930
Ensco PLC:
4.5% 10/1/24		4,570	3,290
5.2% 3/15/25		2,830	2,070
5.75% 10/1/44		4,085	2,495
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		3,200	2,968
Forbes Energy Services Ltd. 9% 6/15/19 (e)		3,755	939
Forum Energy Technologies, Inc. 6.25% 10/1/21		5,850	5,543
Gulfmark Offshore, Inc. 6.375% 3/15/22		145	62
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		3,120	1,888
Noble Holding International Ltd.:
3.95% 3/15/22		1,545	1,151
4.625% 3/1/21		1,070	856
6.2% 8/1/40		1,600	944
6.95% 4/1/25 (c)		3,580	2,828
7.95% 4/1/45 (c)		795	563
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		3,660	4,099
Summit Midstream Holdings LLC 7.5% 7/1/21		2,035	2,106
Trinidad Drilling Ltd. 7.875% 1/15/19 (b)		1,615	1,502
Unit Corp. 6.625% 5/15/21		875	738
Weatherford International Ltd.:
7.75% 6/15/21		4,230	4,188
8.25% 6/15/23		3,595	3,550
			44,710
Oil, Gas & Consumable Fuels - 7.1%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		7,005	7,087
4.875% 3/15/24		2,630	2,658
Afren PLC:
6.625% 12/9/20 (b)(e)		5,104	1
10.25% 4/8/19 (Reg. S) (e)		6,109	1
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (b)		6,670	7,754
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24 (b)		1,635	1,655
Antero Resources Corp.:
5.125% 12/1/22		305	307
5.625% 6/1/23 (Reg. S)		4,216	4,295
Antero Resources Finance Corp. 5.375% 11/1/21		2,120	2,144
Callon Petroleum Co. 6.125% 10/1/24 (b)(d)		1,510	1,563
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		2,860	2,831
Chaparral Energy, Inc. 9.875% 10/1/20 (e)		1,620	1,102
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (b)		4,875	5,265
Chesapeake Energy Corp.:
5.75% 3/15/23		6,330	5,381
8% 12/15/22 (b)		15,820	16,038
Citgo Holding, Inc. 10.75% 2/15/20 (b)		9,812	9,837
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		6,670	6,720
6.125% 3/1/22		7,890	7,969
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		9,690	8,769
Denbury Resources, Inc.:
4.625% 7/15/23		4,155	2,763
5.5% 5/1/22		6,783	4,867
6.375% 8/15/21		5,775	4,302
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		5,125	2,300
EDC Finance Ltd. 4.875% 4/17/20 (b)		7,540	7,631
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		4,190	4,305
Energy Transfer Equity LP 5.5% 6/1/27		6,395	6,363
EnLink Midstream Partners LP:
4.15% 6/1/25		3,190	3,055
4.4% 4/1/24		3,185	3,112
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22		425	253
9.375% 5/1/20		3,705	2,621
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		3,705	2,492
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,400	2,400
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		4,155	4,363
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		1,030	955
7% 6/15/23		4,305	4,014
Goodrich Petroleum Corp. 8.875% 3/15/18 (e)		1,471	206
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (b)		3,765	3,901
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		4,000	3,830
5.75% 10/1/25 (b)		4,310	4,288
7.625% 4/15/21 (b)		4,325	4,444
Holly Energy Partners LP/Holly Finance Corp.:
6% 8/1/24 (b)		2,650	2,743
6.5% 3/1/20		4,875	5,027
Indo Energy Finance BV 7% 5/7/18 (b)		1,375	1,196
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		10,415	8,749
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		3,030	2,939
7.875% 8/1/21 (b)		1,350	1,310
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		4,500	4,652
MPLX LP:
4.875% 12/1/24		6,560	6,789
5.5% 2/15/23		3,215	3,322
Newfield Exploration Co.:
5.375% 1/1/26		3,608	3,617
5.625% 7/1/24		740	759
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		2,245	2,296
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		6,435	5,921
Pacific Exploration and Production Corp. 12% 12/22/16		3,233	3,257
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)(e)		18,279	3,404
Pan American Energy LLC 7.875% 5/7/21 (b)		7,455	7,995
Parsley Energy LLC/Parsley 6.25% 6/1/24 (b)		760	785
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23 (b)		7,813	7,364
8.25% 2/15/20		9,325	9,619
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		3,235	3,118
PDC Energy, Inc. 6.125% 9/15/24 (b)		1,310	1,356
Pemex Project Funding Master Trust:
6.625% 6/15/35		12,770	12,998
8.625% 12/1/23 (c)		500	579
PetroBakken Energy Ltd. 8.625% 2/1/20 (b)		9,160	458
Petrobras Global Finance BV:
2.8201% 1/15/19 (c)		12,250	12,005
3% 1/15/19		12,240	11,995
6.25% 3/17/24		3,950	3,841
8.375% 5/23/21		16,140	17,633
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		11,475	11,825
6.875% 1/20/40		8,210	7,247
Petroleos de Venezuela SA:
5.375% 4/12/27		6,810	2,844
5.5% 4/12/37		2,200	913
6% 5/16/24 (b)		5,945	2,541
6% 11/15/26 (b)		4,985	2,093
8.5% 11/2/17 (b)		28,607	24,559
9.75% 5/17/35 (b)		7,830	4,064
12.75% 2/17/22 (b)		2,670	1,742
Petroleos Mexicanos:
3.5% 1/30/23		4,305	4,062
4.625% 9/21/23 (b)		4,820	4,827
4.875% 1/18/24		3,685	3,731
5.5% 2/4/19 (b)		1,940	2,046
5.5% 1/21/21		2,445	2,586
5.5% 6/27/44		2,100	1,860
6.375% 2/4/21 (b)		2,185	2,382
6.375% 1/23/45		4,620	4,412
6.5% 6/2/41		16,055	15,613
6.625% (b)(g)		10,833	10,616
6.75% 9/21/47 (b)		7,336	7,294
6.875% 8/4/26 (b)		1,940	2,187
Plains Exploration & Production Co. 6.75% 2/1/22		6,175	6,345
PT Pertamina Persero:
4.875% 5/3/22 (b)		1,990	2,145
5.25% 5/23/21 (b)		2,185	2,382
5.625% 5/20/43 (b)		750	788
6% 5/3/42 (b)		1,320	1,453
6.5% 5/27/41 (b)		6,280	7,330
QEP Resources, Inc. 5.25% 5/1/23		5,955	5,866
Range Resources Corp. 5% 3/15/23 (b)		9,130	8,925
Rice Energy, Inc.:
6.25% 5/1/22		7,770	8,023
7.25% 5/1/23		1,695	1,814
RSP Permian, Inc. 6.625% 10/1/22		1,785	1,870
Sabine Pass Liquefaction LLC:
5% 3/15/27 (b)		6,285	6,442
5.875% 6/30/26 (b)		6,335	6,885
SemGroup Corp. 7.5% 6/15/21		4,100	4,100
SM Energy Co.:
5.625% 6/1/25		2,100	1,974
6.75% 9/15/26		1,680	1,697
Southern Star Central Corp. 5.125% 7/15/22 (b)		2,570	2,589
Southwestern Energy Co. 4.1% 3/15/22		6,395	5,803
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21 (b)		6,110	6,293
6.375% 4/1/23 (b)		3,040	3,124
Teekay Corp. 8.5% 1/15/20		7,885	6,821
Teine Energy Ltd. 6.875% 9/30/22 (b)		4,615	4,615
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,035	1,238
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		1,075	1,123
6.375% 5/1/24		1,695	1,818
Transportadora de Gas del Sur SA:
7.875% 5/14/17 (Reg. S)		278	279
9.625% 5/14/20 (b)		10,149	10,986
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		4,965	5,089
Western Refining, Inc. 6.25% 4/1/21		12,210	12,057
WPX Energy, Inc.:
5.25% 9/15/24		3,215	3,030
6% 1/15/22		9,170	9,153
YPF SA:
8.5% 3/23/21 (b)		11,710	13,068
8.75% 4/4/24 (b)		13,225	14,727
Zhaikmunai International BV 7.125% 11/13/19 (b)		11,080	10,221
			609,086
TOTAL ENERGY			653,796
FINANCIALS - 8.9%
Banks - 3.5%
ABN AMRO Bank NV 7.125% 7/6/22	EUR	5,250	7,601
Allied Irish Banks PLC 2.75% 4/16/19 (Reg. S)	EUR	4,125	4,901
Banco de Bogota SA 6.25% 5/12/26 (b)		1,850	1,967
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		3,280	3,378
Banco Hipotecario SA 9.75% 11/30/20 (b)		7,090	8,100
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)		1,350	1,367
6.369% 6/16/18 (b)		3,275	3,439
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		2,425	2,370
BBVA Bancomer SA 7.25% 4/22/20 (b)		2,475	2,721
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		1,335	1,309
BPCE SA 2.75% 11/30/27 (Reg. S) (c)	EUR	7,300	8,488
CIT Group, Inc.:
5% 8/15/22		8,305	8,824
5.375% 5/15/20		10,385	11,099
5.5% 2/15/19 (b)		10,070	10,662
Credit Suisse Group Funding Guernsey Ltd. 2.75% 8/8/25 (Reg. S)	GBP	5,000	6,438
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		3,275	3,406
Export-Import Bank of Korea 6.4% 8/7/17 (Reg. S)	INR	140,700	2,095
Finansbank A/S 6.25% 4/30/19 (b)		640	669
GTB Finance BV 6% 11/8/18 (b)		10,190	10,114
HSBC Bank PLC 5% 3/20/23 (c)	GBP	9,056	12,244
HSBC Holdings PLC:
0.875% 9/6/24 (Reg. S)	EUR	8,650	9,675
3.125% 6/7/28	EUR	4,100	4,966
3.375% 1/10/24 (c)	EUR	600	707
HSBK BV 7.25% 5/3/17 (b)		4,135	4,238
ING Bank NV:
6.125% 5/29/23 (c)	EUR	9,095	11,149
6.875% 5/29/23 (c)	GBP	12,450	17,300
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		3,300	3,244
Intesa Sanpaolo SpA 1.125% 3/4/22	EUR	7,800	8,863
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		4,660	4,707
5.5% 8/6/22 (b)		3,700	3,765
JSC BGEO Group 6% 7/26/23 (b)		5,135	5,302
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		1,750	1,902
KBC Groep NV 1.875% 3/11/27 (Reg. S) (c)	EUR	13,100	14,846
Lloyds Bank PLC 6.5% 3/24/20	EUR	3,550	4,701
National Westminster Bank PLC 6.5% 9/7/21	GBP	7,250	10,932
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		2,315	2,478
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	16,350	21,671
Royal Bank of Scotland Group PLC 1.625% 6/25/19 (Reg. S)	EUR	8,700	9,967
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	4,250	5,181
RSHB Capital SA 5.298% 12/27/17 (b)		1,890	1,940
SB Capital SA 5.5% 2/26/24 (b)(c)		3,240	3,268
Turkiye Garanti Bankasi A/S 4% 9/13/17 (b)		915	918
Turkiye Halk Bankasi A/S:
3.875% 2/5/20 (b)		2,200	2,107
4.75% 6/4/19 (b)		3,250	3,234
Turkiye Is Bankasi A/S:
3.75% 10/10/18 (b)		1,390	1,373
5.5% 4/21/19 (b)		1,085	1,105
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (c)		3,275	3,241
UniCredit SpA:
2% 3/4/23 (Reg. S)	EUR	8,250	9,564
6.95% 10/31/22 (Reg. S)	EUR	4,350	5,509
Zenith Bank PLC 6.25% 4/22/19(b)		12,820	12,461
			301,506
Capital Markets - 0.7%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)		4,220	4,225
BCD Acquisition, Inc. 9.625% 9/15/23 (b)		6,335	6,620
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (c)	EUR	12,200	14,873
Goldman Sachs Group, Inc. 3% 2/12/31 (Reg. S)	EUR	9,656	12,332
Morgan Stanley 1.75% 3/11/24	EUR	9,800	11,669
MSCI, Inc.:
5.25% 11/15/24 (b)		2,735	2,895
5.75% 8/15/25 (b)		2,685	2,866
UBS Group Funding Ltd. 1.25% 9/1/26 (Reg. S)	EUR	6,150	6,863
			62,343
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		4,275	4,435
4.5% 5/15/21		8,055	8,428
4.625% 7/1/22		6,880	7,233
5% 10/1/21		2,110	2,252
Ally Financial, Inc.:
4.125% 2/13/22		8,795	8,894
4.625% 3/30/25		13,915	14,263
5.125% 9/30/24		20,806	22,054
8% 11/1/31		76,818	94,678
Credito Real S.A.B. de CV:
7.25% 7/20/23 (b)		2,110	2,118
7.5% 3/13/19 (b)		3,050	3,172
General Motors Acceptance Corp. 8% 11/1/31		9,006	11,122
Navient Corp.:
5% 10/26/20		3,110	3,067
5.875% 10/25/24		11,105	10,106
6.625% 7/26/21		3,115	3,136
SLM Corp.:
5.5% 1/25/23		15,840	14,533
6.125% 3/25/24		3,395	3,162
7.25% 1/25/22		11,200	11,424
8% 3/25/20		7,185	7,706
			231,783
Diversified Financial Services - 1.0%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		3,705	3,168
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		18,530	17,789
6% 8/1/20		8,545	8,588
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (c)	EUR	16,250	18,993
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (b)		4,815	4,971
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		11,225	12,516
Springleaf Financial Corp.:
7.75% 10/1/21		640	671
8.25% 12/15/20		3,195	3,507
TMK Capital SA 6.75% 4/3/20 (Reg. S)		1,325	1,398
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	6,400	7,952
			79,553
Insurance - 0.7%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		10,645	10,818
Assicurazioni Generali SpA 7.75% 12/12/42 (c)	EUR	7,400	9,745
Aviva PLC 3.375% 12/4/45 (Reg. S) (c)	EUR	4,350	4,818
Credit Agricole Assurances SA 4.75% 9/27/48 (c)	EUR	1,500	1,689
Direct Line Insurance Group PLC 9.25% 4/27/42 (c)	GBP	5,970	9,575
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		9,770	9,965
SCOR SE 3% 6/8/46 (Reg. S) (c)	EUR	6,500	7,408
Zurich Insurance Co. Ltd. 3.5% 10/1/46 (c)	EUR	5,800	6,797
			60,815
Thrifts & Mortgage Finance - 0.3%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		23,175	25,261
TOTAL FINANCIALS			761,261
HEALTH CARE - 1.9%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		2,255	2,154
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 6.375% 7/1/23 (b)		1,935	1,974
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (b)		2,125	2,268
Hologic, Inc. 5.25% 7/15/22 (b)		4,650	4,935
			9,177
Health Care Providers & Services - 1.5%
AmSurg Corp. 5.625% 7/15/22		2,640	2,699
Double Eagle Acquisition Sub, Inc. 7.5% 10/1/24 (b)		2,470	2,513
HCA Holdings, Inc.:
4.75% 5/1/23		6,115	6,375
5.25% 4/15/25		13,180	14,053
5.25% 6/15/26		5,275	5,605
5.375% 2/1/25		8,650	8,931
5.875% 3/15/22		12,205	13,456
5.875% 5/1/23		7,155	7,620
5.875% 2/15/26		10,705	11,414
7.5% 2/15/22		12,110	13,896
HealthSouth Corp. 5.75% 11/1/24		9,180	9,507
InVentiv Health, Inc. 10% 8/15/18		905	905
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375% 8/1/23 (b)		4,215	4,384
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		2,280	2,451
Quintiles Transnational Corp. 4.875% 5/15/23 (b)		3,340	3,432
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		2,445	2,506
Surgery Center Holdings, Inc. 8.875% 4/15/21 (b)		4,265	4,553
Tenet Healthcare Corp. 6.875% 11/15/31		11,540	9,492
Vizient, Inc. 10.375% 3/1/24 (b)		4,615	5,296
			129,088
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA 3.375% 1/30/23 (Reg. S)	EUR	3,250	3,822
Pharmaceuticals - 0.2%
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (b)		16,345	14,098
6.75% 8/15/21 (b)		1,935	1,819
			15,917
TOTAL HEALTH CARE			160,158
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.3%
Huntington Ingalls Industries, Inc. 5% 11/15/25 (b)		3,965	4,193
KLX, Inc. 5.875% 12/1/22 (b)		11,260	11,654
TransDigm, Inc. 6.375% 6/15/26 (b)		4,050	4,182
Triumph Group, Inc. 4.875% 4/1/21		4,990	4,778
			24,807
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. 6.125% 9/1/23 (b)		3,300	3,383
Airlines - 0.2%
Air Canada 5.375% 11/15/22 (b)		1,394	1,436
Allegiant Travel Co. 5.5% 7/15/19		1,270	1,314
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		492	522
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		2,189	2,493
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		2,102	2,102
Mexico City Airport Trust 4.25% 10/31/26 (b)		865	875
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		435	462
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		3,751	4,474
Series 2012-2 Class B, 6.75% 12/3/22		1,589	1,728
Series 2013-1 Class B, 5.375% 5/15/23		2,094	2,178
			17,584
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		1,380	1,380
6.125% 4/1/25 (b)		1,380	1,373
			2,753
Commercial Services & Supplies - 0.5%
ADT Corp. 6.25% 10/15/21		13,075	14,219
APX Group, Inc.:
7.875% 12/1/22		4,260	4,462
7.875% 12/1/22 (b)		2,420	2,535
8.75% 12/1/20		7,385	7,237
Cenveo Corp. 6% 8/1/19 (b)		2,480	2,201
Covanta Holding Corp.:
5.875% 3/1/24		3,120	3,151
7.25% 12/1/20		4,940	5,101
Garda World Security Corp.:
7.25% 11/15/21 (b)		1,825	1,684
7.25% 11/15/21 (b)		1,020	941
TMS International Corp. 7.625% 10/15/21 (b)		970	829
			42,360
Construction & Engineering - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22		2,165	2,274
5.875% 10/15/24		1,855	1,980
Cementos Progreso Trust 7.125% 11/6/23 (b)		1,870	1,996
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		2,420	908
			7,158
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (b)		2,505	2,605
5% 10/1/25 (b)		4,355	4,453
			7,058
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		1,490	1,587
Turk Sise ve Cam Fabrikalari A/S 4.25% 5/9/20 (Reg. S)		675	671
			2,258
Machinery - 0.1%
Schaeffler Finance BV 4.75% 5/15/21 (b)		4,880	5,053
Xerium Technologies, Inc. 9.5% 8/15/21 (b)		6,385	6,465
			11,518
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		1,065	783
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		4,035	3,067
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (e)		530	106
			3,956
Professional Services - 0.1%
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	4,800	5,912
Road & Rail - 0.1%
JSC Georgian Railway 7.75% 7/11/22 (b)		1,400	1,587
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		1,870	2,083
			3,670
Trading Companies & Distributors - 1.2%
Aircastle Ltd.:
5% 4/1/23		2,405	2,519
5.5% 2/15/22		4,250	4,579
6.25% 12/1/19		5,850	6,406
7.625% 4/15/20		3,750	4,270
Ashtead Capital, Inc. 5.625% 10/1/24 (b)		4,250	4,473
International Lease Finance Corp.:
4.625% 4/15/21		6,645	6,961
5.875% 8/15/22		18,485	20,495
8.25% 12/15/20		21,490	25,519
8.625% 1/15/22		22,645	27,853
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)		1,505	1,475
			104,550
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (b)		4,061	4,432
Autoridad del Canal de Panama 4.95% 7/29/35 (b)		1,890	2,134
Global Ports Finance PLC 6.872% 1/25/22 (b)		3,375	3,514
			10,080
TOTAL INDUSTRIALS			247,047
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.5%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		8,880	9,457
Brocade Communications Systems, Inc. 4.625% 1/15/23		3,330	3,293
Lucent Technologies, Inc.:
6.45% 3/15/29		23,420	25,908
6.5% 1/15/28		6,255	6,818
			45,476
Electronic Equipment & Components - 0.0%
Micron Technology, Inc. 7.5% 9/15/23 (b)		3,925	4,360
Internet Software & Services - 0.2%
Camelot Finance SA 7.875% 10/15/24 (b)(d)		1,870	1,899
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,595	3,807
j2 Global, Inc. 8% 8/1/20		3,460	3,598
VeriSign, Inc.:
4.625% 5/1/23		4,375	4,435
5.25% 4/1/25		4,270	4,484
			18,223
IT Services - 0.1%
CDW LLC/CDW Finance Corp. 5% 9/1/23		4,285	4,424
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		2,360	2,496
Everi Payments, Inc. 10% 1/15/22		4,210	4,057
			10,977
Semiconductors & Semiconductor Equipment - 0.8%
Entegris, Inc. 6% 4/1/22 (b)		1,275	1,320
Micron Technology, Inc.:
5.25% 8/1/23 (b)		1,740	1,718
5.25% 1/15/24 (b)		3,675	3,528
5.5% 2/1/25		12,245	12,000
5.625% 1/15/26 (b)		3,250	3,112
5.875% 2/15/22		2,615	2,667
Microsemi Corp. 9.125% 4/15/23 (b)		1,665	1,898
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (b)		1,935	2,090
5.75% 3/15/23 (b)		15,105	16,200
Qorvo, Inc.:
6.75% 12/1/23		3,135	3,382
7% 12/1/25		9,580	10,394
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		4,190	4,536
Versum Materials, Inc. 5.5% 9/30/24 (b)		2,170	2,230
			65,075
Software - 0.3%
BMC Software Finance, Inc. 8.125% 7/15/21 (b)		3,401	3,086
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		7,070	7,424
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)(d)		1,490	1,531
Nuance Communications, Inc. 5.375% 8/15/20 (b)		2,445	2,506
Open Text Corp. 5.875% 6/1/26 (b)		3,195	3,343
Parametric Technology Corp. 6% 5/15/24		1,295	1,382
SS&C Technologies Holdings, Inc. 5.875% 7/15/23		3,370	3,547
			22,819
TOTAL INFORMATION TECHNOLOGY			166,930
MATERIALS - 4.4%
Chemicals - 1.3%
Albemarle Corp. U.S. 1.875% 12/8/21 (Reg. S)	EUR	10,900	12,961
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		3,900	3,997
5.75% 4/15/21 (b)		2,020	2,117
6.45% 2/3/24		2,220	2,403
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (b)		2,715	3,082
Mexichem S.A.B. de CV 4.875% 9/19/22 (b)		2,000	2,118
Momentive Performance Materials, Inc.:
3.88% 10/24/21		44,218	36,867
4.69% 4/24/22		14,170	10,840
10% 10/15/20 (e)		14,170	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (e)		44,218	0
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		2,020	2,040
OCP SA 5.625% 4/25/24 (b)		1,270	1,379
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)		4,175	4,060
10.375% 5/1/21 (b)		1,275	1,374
Solvay SA 2.75% 12/2/27 (Reg. S)	EUR	3,900	5,105
TPC Group, Inc. 8.75% 12/15/20 (b)		7,335	5,689
Valvoline Finco Two LLC 5.5% 7/15/24 (b)		1,550	1,624
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)		13,010	13,823
5.625% 10/1/24 (b)		2,840	3,089
			112,568
Construction Materials - 0.2%
CEMEX Finance LLC:
6% 4/1/24 (b)		2,200	2,255
9.375% 10/12/22 (b)		2,420	2,653
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		1,870	2,075
HeidelbergCement Finance AG 2.25% 6/3/24 (Reg. S)	EUR	4,625	5,469
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)(c)		1,685	1,580
U.S. Concrete, Inc. 6.375% 6/1/24		2,070	2,148
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		2,055	2,158
			18,338
Containers & Packaging - 0.8%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (b)		4,250	4,271
6% 6/30/21 (b)		9,740	10,008
6.25% 1/31/19 (b)		2,410	2,461
6.75% 1/31/21 (b)		4,915	5,075
7% 11/15/20 (b)		530	548
7.25% 5/15/24 (b)		7,590	8,083
Beverage Packaging Holdings II SA (Luxembourg) 5.625% 12/15/16 (b)		5,435	5,422
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		2,060	2,096
Crown Cork & Seal, Inc.:
7.375% 12/15/26		11,295	12,636
7.5% 12/15/96		3,685	3,773
Sealed Air Corp. 5.25% 4/1/23 (b)		2,540	2,705
Silgan Holdings, Inc. 5% 4/1/20		9,600	9,816
			66,894
Metals & Mining - 2.0%
Alcoa Nederland Holding BV:
6.75% 9/30/24 (b)		2,825	2,934
7% 9/30/26 (b)		2,340	2,419
Aleris International, Inc. 6% 6/1/20 (b)		33	33
Alrosa Finance SA 7.75% 11/3/20 (b)		1,285	1,465
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)		1,310	1,385
Compania Minera Ares SAC 7.75% 1/23/21 (b)		4,350	4,655
EVRAZ Group SA:
6.5% 4/22/20 (b)		4,045	4,187
8.25% 1/28/21 (Reg. S)		4,675	5,107
9.5% 4/24/18 (Reg. S)		3,190	3,469
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		9,710	9,783
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		400	395
10.375% 4/7/19 (b)		5,800	5,728
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)		5,615	5,194
7% 2/15/21 (b)		5,040	4,511
7.25% 5/15/22 (b)		2,945	2,606
FMG Resources (August 2006) Pty Ltd. 9.75% 3/1/22 (b)		3,195	3,706
Freeport-McMoRan, Inc.:
3.55% 3/1/22		2,130	1,938
3.875% 3/15/23		6,390	5,783
5.4% 11/14/34		2,000	1,660
5.45% 3/15/43		13,105	10,517
Gerdau Trade, Inc. 5.75% 1/30/21 (b)		1,495	1,548
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		10,857	10,991
4.875% 10/7/20 (Reg. S)		400	405
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		3,675	3,620
JMC Steel Group, Inc. 9.875% 6/15/23 (b)		2,775	2,928
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		2,400	2,640
Lundin Mining Corp.:
7.5% 11/1/20 (b)		1,465	1,557
7.875% 11/1/22 (b)		215	229
Metalloinvest Finance Ltd. 5.625% 4/17/20 (b)		2,580	2,707
Metinvest BV:
8.75% 2/14/18 (Reg. S)		2,024	1,620
10.5% 11/28/17 (b)		10,119	8,098
10.5% 11/28/17 (Reg. S)		2,292	1,834
Mirabela Nickel Ltd. 1% 9/10/44 pay-in-kind (b)		15	0
New Gold, Inc. 7% 4/15/20 (b)		1,480	1,521
Polyus Gold International Ltd.:
5.625% 4/29/20 (b)		5,335	5,597
5.625% 4/29/20 (Reg. S)		500	525
Southern Copper Corp. 7.5% 7/27/35		4,825	5,681
Teck Resources Ltd. 8.5% 6/1/24 (b)		19,905	22,791
United States Steel Corp. 8.375% 7/1/21 (b)		9,120	9,975
Vale Overseas Ltd.:
4.375% 1/11/22		4,120	4,074
5.875% 6/10/21		2,080	2,178
6.875% 11/21/36		2,160	2,100
Vedanta Resources PLC 6% 1/31/19 (b)		6,425	6,361
			176,455
Paper & Forest Products - 0.1%
Mercer International, Inc.:
7% 12/1/19		3,105	3,210
7.75% 12/1/22		4,505	4,770
NewPage Corp.:
0% 5/1/12 (c)(e)		1,770	0
11.375% 12/31/14 (e)		4,404	0
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		5,480	0
			7,980
TOTAL MATERIALS			382,235
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		700	725
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26		1,495	1,551
6.375% 2/15/22		4,335	4,519
			6,795
Real Estate Management & Development - 0.4%
CBRE Group, Inc.:
5% 3/15/23		9,605	10,117
5.25% 3/15/25		5,100	5,466
Grand City Properties SA 1.5% 4/17/25 (Reg. S)	EUR	2,700	3,130
Howard Hughes Corp. 6.875% 10/1/21 (b)		10,865	11,422
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		285	283
11.5% 7/20/20 (Reg. S)		15	17
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		2,120	2,374
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (b)		7,370	7,610
			40,419
TOTAL REAL ESTATE			47,214
TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 2.7%
Altice Financing SA:
6.5% 1/15/22 (b)		10,799	11,393
6.625% 2/15/23 (b)		8,265	8,482
7.5% 5/15/26 (b)		8,130	8,465
Altice Finco SA:
8.125% 1/15/24 (b)		8,730	9,036
9.875% 12/15/20 (b)		5,655	6,008
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,381
9% 8/15/31		3,655	3,363
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		3,210	3,274
Frontier Communications Corp. 11% 9/15/25		8,520	8,893
GCI, Inc. 6.875% 4/15/25		4,240	4,346
GTH Finance BV:
6.25% 4/26/20 (b)		3,600	3,786
7.25% 4/26/23 (b)		8,545	9,264
Level 3 Communications, Inc. 5.75% 12/1/22		4,685	4,896
Level 3 Financing, Inc.:
5.125% 5/1/23		4,340	4,470
5.375% 5/1/25		4,340	4,524
Lynx II Corp. 6.375% 4/15/23 (b)		1,820	1,911
Qtel International Finance Ltd. 5% 10/19/25 (b)		2,155	2,451
Sable International Finance Ltd. 6.875% 8/1/22 (b)		19,275	19,998
SFR Group SA:
6% 5/15/22 (b)		36,670	37,403
6.25% 5/15/24 (b)		34,853	34,625
7.375% 5/1/26 (b)		16,760	17,132
Sprint Capital Corp.:
6.875% 11/15/28		4,765	4,473
8.75% 3/15/32		3,641	3,714
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		2,080	2,153
U.S. West Communications:
6.875% 9/15/33		2,155	2,148
7.25% 9/15/25		535	585
7.25% 10/15/35		1,455	1,440
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)		4,635	4,657
Virgin Media Finance PLC 4.875% 2/15/22		5,445	4,621
			231,892
Wireless Telecommunication Services - 3.4%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	79,000	3,968
Comcel Trust 6.875% 2/6/24 (b)		2,070	2,128
Digicel Group Ltd.:
6% 4/15/21 (b)		870	769
6.75% 3/1/23 (b)		1,880	1,659
7% 2/15/20 (b)		980	936
7.125% 4/1/22 (b)		13,405	10,251
8.25% 9/30/20 (b)		10,040	8,722
Intelsat Jackson Holdings SA:
5.5% 8/1/23		14,385	9,962
7.25% 10/15/20		22,465	17,410
7.5% 4/1/21		7,635	5,764
Millicom International Cellular SA:
4.75% 5/22/20 (b)		4,710	4,763
6% 3/15/25 (b)		7,780	7,878
6.625% 10/15/21 (b)		7,540	7,854
MTS International Funding Ltd. 8.625% 6/22/20 (b)		955	1,122
Neptune Finco Corp.:
6.625% 10/15/25 (b)		8,175	8,870
10.125% 1/15/23 (b)		8,455	9,744
10.875% 10/15/25 (b)		20,060	23,470
Sprint Communications, Inc. 6% 11/15/22		11,390	10,564
Sprint Corp.:
7.125% 6/15/24		21,530	20,992
7.625% 2/15/25		11,980	11,860
7.875% 9/15/23		10,870	10,938
T-Mobile U.S.A., Inc.:
6% 3/1/23		7,490	8,002
6% 4/15/24		6,400	6,848
6.375% 3/1/25		33,465	36,393
6.5% 1/15/24		20,640	22,329
6.625% 4/1/23		20,286	21,782
6.731% 4/28/22		4,835	5,077
6.836% 4/28/23		5,580	6,012
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		1,630	1,650
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		3,190	3,561
			291,278
TOTAL TELECOMMUNICATION SERVICES			523,170
UTILITIES - 2.6%
Electric Utilities - 0.3%
EDP Finance BV 1.125% 2/12/24 (Reg. S)	EUR	4,200	4,560
EnBW Energie Baden-Wuerttemberg AG 3.375% 4/5/77 (c)	EUR	6,000	6,679
Enel SpA 6.25% 6/20/19	GBP	1,739	2,562
InterGen NV 7% 6/30/23 (b)		1,730	1,462
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		1,350	1,715
RJS Power Holdings LLC 4.625% 7/15/19 (b)		4,245	3,990
			20,968
Gas Utilities - 0.3%
National Grid Gas Finance PLC 1.125% 9/22/21 (Reg. S)	GBP	10,200	13,295
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	7,922
8% 3/1/32		3,400	4,367
			25,584
Independent Power and Renewable Electricity Producers - 2.0%
Dynegy, Inc.:
7.375% 11/1/22		13,365	13,198
7.625% 11/1/24		15,245	14,971
Energy Future Holdings Corp.:
10.875% 11/1/17 (e)		10,985	10,436
11.25% 11/1/17 pay-in-kind (c)(e)		8,822	8,381
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (e)		29,362	35,381
12.25% 3/1/22 (b)(e)		35,768	43,994
Listrindo Capital BV:
4.95% 9/14/26 (b)		2,110	2,117
6.95% 2/21/19 (Reg. S)		3,310	3,429
PPL Energy Supply LLC 6.5% 6/1/25		3,425	2,749
TerraForm Power Operating LLC:
9.375% 2/1/23 (b)(c)		11,640	11,960
9.625% 6/15/25 (b)(c)		2,950	3,098
TXU Corp.:
5.55% 11/15/14 (e)		1,864	988
6.5% 11/15/24 (e)		15,240	7,925
6.55% 11/15/34 (e)		29,755	14,878
			173,505
TOTAL UTILITIES			220,057

TOTAL NONCONVERTIBLE BONDS			3,921,626

TOTAL CORPORATE BONDS
(Cost $3,791,341)			3,922,095

U.S. Government and Government Agency Obligations - 14.1%
U.S. Government Agency Obligations - 0.4%
Tennessee Valley Authority:
1.75% 10/15/18		$15,059	$15,313
4.25% 9/15/65		9,229	11,017
5.25% 9/15/39		1,138	1,577
5.375% 4/1/56		3,247	4,652

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			32,559

U.S. Treasury Obligations - 13.3%
U.S. Treasury Bonds:
2.25% 8/15/46		10,758	10,597
2.5% 2/15/46		9,500	9,851
2.5% 5/15/46		5,000	5,192
2.875% 8/15/45		29,744	33,233
3% 11/15/44		5,258	6,014
3.625% 2/15/44		72,443	92,515
4.25% 5/15/39		26,600	36,549
5.25% 2/15/29 (h)		14,703	20,466
6.125% 8/15/29 (i)		27,099	40,792
7.5% 11/15/24		5,690	8,335
7.875% 2/15/21		6,800	8,762
8.125% 5/15/21		9,286	12,204
U.S. Treasury Notes:
0.75% 7/31/18		23,678	23,672
0.75% 9/30/18		15,000	14,995
0.75% 8/15/19		19,998	19,927
0.875% 6/15/19		83,344	83,357
1.125% 1/15/19		648	652
1.125% 7/31/21		150	150
1.125% 8/31/21		17,000	16,984
1.125% 9/30/21		58,579	58,501
1.375% 2/28/19		41,776	42,303
1.375% 4/30/20		54,031	54,736
1.375% 8/31/23		7,000	6,981
1.375% 9/30/23		100,933	100,582
1.5% 12/31/18		3,624	3,678
1.5% 1/31/19		919	933
1.5% 10/31/19		31,231	31,776
1.5% 1/31/22		25,140	25,477
1.5% 8/15/26		3,000	2,973
1.625% 4/30/19		33,973	34,629
1.625% 6/30/19		39,152	39,943
1.625% 12/31/19		10,776	11,006
1.625% 6/30/20		1,783	1,822
1.625% 2/15/26		16,512	16,553
1.75% 9/30/19		35,592	36,478
1.75% 12/31/20		1,389	1,426
2% 9/30/20		126,474	131,040
2% 7/31/22		3,557	3,697
2% 2/15/25		7,655	7,931
2% 8/15/25		12,042	12,470
2.125% 6/30/21		11,000	11,486
2.25% 7/31/21		55,359	58,146
2.25% 11/15/25		6,000	6,338

TOTAL U.S. TREASURY OBLIGATIONS			1,145,152

Other Government Related - 0.4%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.8632% 12/7/20 (NCUA Guaranteed) (c)		1,501	1,498
Series 2011-R1 Class 1A, 0.9749% 1/8/20 (NCUA Guaranteed) (c)		3,394	3,399
Series 2011-R4 Class 1A, 0.8739% 3/6/20 (NCUA Guaranteed) (c)		744	744
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		25,300	27,564

TOTAL OTHER GOVERNMENT RELATED			33,205

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,165,076)			1,210,916

U.S. Government Agency - Mortgage Securities - 1.8%
Fannie Mae - 1.3%
2.288% 10/1/35 (c)		22	23
2.29% 11/1/33 (c)		15	16
2.424% 1/1/35 (c)		161	168
2.425% 11/1/35 (c)		335	347
2.446% 9/1/33 (c)		367	380
2.54% 6/1/42 (c)		266	277
2.572% 3/1/33 (c)		81	84
2.58% 9/1/36 (c)		75	79
2.627% 6/1/47 (c)		93	98
2.654% 2/1/37 (c)		383	404
2.667% 7/1/35 (c)		126	133
2.69% 3/1/37 (c)		25	27
2.693% 2/1/42 (c)		1,541	1,609
2.715% 2/1/36 (c)		11	11
2.757% 1/1/42 (c)		1,255	1,311
2.801% 11/1/36 (c)		27	28
2.802% 6/1/36 (c)		38	40
2.943% 9/1/41 (c)		165	171
2.951% 11/1/40 (c)		145	153
2.991% 10/1/41 (c)		80	84
3.007% 5/1/36 (c)		28	29
3.013% 4/1/36 (c)		186	197
3.232% 7/1/41 (c)		258	271
3.282% 8/1/35 (c)		351	366
3.352% 10/1/41 (c)		147	155
3.5% 1/1/26 to 10/1/45		9,665	10,197
3.5% 10/1/46 (d)		9,500	10,024
3.5% 10/1/46 (d)		12,900	13,612
3.5% 10/1/46 (d)		22,400	23,636
3.548% 7/1/41 (c)		338	354
4% 5/1/29 to 11/1/45		20,582	21,891
4.5% 7/1/33 to 4/1/39		16,743	18,563
5% 5/1/22 to 7/1/35		3,681	4,126
5.5% 10/1/20 to 1/1/29		2,399	2,621
6.5% 5/1/17 to 8/1/36		3,777	4,406
7.5% 1/1/28		28	33

TOTAL FANNIE MAE			115,924

Freddie Mac - 0.2%
2.196% 1/1/36 (c)		79	82
2.2% 3/1/37 (c)		17	17
2.32% 3/1/35 (c)		71	73
2.55% 6/1/37 (c)		29	30
2.555% 2/1/37 (c)		51	53
2.563% 1/1/37 (c)		223	232
2.582% 5/1/37 (c)		53	55
2.599% 6/1/33 (c)		204	214
2.625% 5/1/37 (c)		34	36
2.66% 8/1/37 (c)		77	80
2.668% 4/1/37 (c)		48	51
2.71% 2/1/36 (c)		4	5
2.82% 10/1/36 (c)		294	308
2.85% 7/1/35 (c)		146	152
2.856% 10/1/35 (c)		122	128
2.885% 5/1/37 (c)		324	341
2.888% 5/1/37 (c)		709	747
2.915% 6/1/37 (c)		222	234
2.949% 6/1/37 (c)		48	51
2.978% 10/1/42 (c)		1,017	1,072
2.985% 10/1/41 (c)		954	1,004
2.99% 9/1/35 (c)		21	22
3% 2/1/31		5,140	5,424
3.067% 7/1/35 (c)		166	176
3.068% 9/1/41 (c)		1,635	1,709
3.19% 9/1/41 (c)		190	199
3.22% 4/1/37 (c)		9	9
3.224% 4/1/41 (c)		186	194
3.288% 6/1/41 (c)		206	217
3.295% 7/1/36 (c)		74	79
3.413% 5/1/41 (c)		154	161
3.582% 10/1/35 (c)		37	39
3.64% 6/1/41 (c)		280	294
3.696% 5/1/41 (c)		253	266
6% 1/1/24		910	999
6.5% 1/1/17 to 3/1/22		296	321
8.5% 3/1/20		0	0

TOTAL FREDDIE MAC			15,074

Ginnie Mae - 0.3%
4.3% 8/20/61 (j)		2,689	2,782
4.649% 2/20/62 (j)		1,953	2,048
4.682% 2/20/62 (j)		2,576	2,694
4.684% 1/20/62 (j)		12,065	12,580
5.47% 8/20/59 (j)		438	445
5.5% 11/15/35		1,457	1,678
5.612% 4/20/58 (j)		25	25
6% 6/15/36		2,982	3,500
7% 9/15/25 to 8/15/31		19	22
7.5% 2/15/22 to 8/15/28		40	47
8% 12/15/26		0	0

TOTAL GINNIE MAE			25,821

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $155,368)			156,819

Collateralized Mortgage Obligations - 3.7%
U.S. Government Agency - 3.7%
Fannie Mae:
floater Series 2010-15 Class FJ, 1.4553% 6/25/36 (c)		$3,436	$3,483
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		1	1
Series 2003-70 Class BJ, 5% 7/25/33		348	389
Series 2005-19 Class PA, 5.5% 7/25/34		1,004	1,068
Series 2005-27 Class NE, 5.5% 5/25/34		676	688
Series 2005-64 Class PX, 5.5% 6/25/35		1,053	1,157
Series 2005-68 Class CZ, 5.5% 8/25/35		3,131	3,532
Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,616
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		10	10
Series 2003-117 Class MD, 5% 12/25/23		717	775
Series 2004-91 Class Z, 5% 12/25/34		3,133	3,505
Series 2005-117 Class JN, 4.5% 1/25/36		808	867
Series 2005-14 Class ZB, 5% 3/25/35		1,154	1,291
Series 2006-72 Class CY, 6% 8/25/26		951	1,045
Series 2009-59 Class HB, 5% 8/25/39		1,679	1,878
Series 2010-97 Class CX, 4.5% 9/25/25		3,800	4,192
Series 2009-85 Class IB, 4.5% 8/25/24 (k)		168	11
Series 2009-93 Class IC, 4.5% 9/25/24 (k)		255	16
Series 2010-139 Class NI, 4.5% 2/25/40 (k)		1,985	256
Series 2010-39 Class FG, 1.4453% 3/25/36 (c)		2,132	2,173
Series 2010-97 Class CI, 4.5% 8/25/25 (k)		584	32
Series 2011-67 Class AI, 4% 7/25/26 (k)		568	61
Series 2012-27 Class EZ, 4.25% 3/25/42		3,500	3,854
Series 2016-26 Class CG, 3% 5/25/46		7,500	7,822
Freddie Mac:
floater:
Series 2630 Class FL, 1.0243% 6/15/18 (c)		5	5
Series 2711 Class FC, 1.4243% 2/15/33 (c)		1,157	1,172
floater planned amortization class Series 2770 Class FH, 0.9243% 3/15/34 (c)		1,409	1,412
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		44	48
Series 2376 Class JE, 5.5% 11/15/16		1	1
Series 2381 Class OG, 5.5% 11/15/16		0	0
Series 2425 Class JH, 6% 3/15/17		7	7
Series 2996 Class MK, 5.5% 6/15/35		111	125
Series 3415 Class PC, 5% 12/15/37		510	556
Series 3763 Class QA, 4% 4/15/34		874	888
Series 3840 Class VA, 4.5% 9/15/27		1,733	1,825
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		294	296
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		5,503	6,261
Series 2303 Class ZV, 6% 4/15/31		111	121
Series 2877 Class ZD, 5% 10/15/34		3,763	4,209
Series 3745 Class KV, 4.5% 12/15/26		3,076	3,360
Series 3806 Class L, 3.5% 2/15/26		3,100	3,383
Series 3843 Class PZ, 5% 4/15/41		1,101	1,367
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		3,083	3,283
Series 4341 Class ML, 3.5% 11/15/31		4,152	4,393
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1.0318% 7/20/37 (c)		717	719
Series 2008-2 Class FD, 1.0118% 1/20/38 (c)		177	178
Series 2008-73 Class FA, 1.3918% 8/20/38 (c)		1,168	1,187
Series 2008-83 Class FB, 1.4318% 9/20/38 (c)		1,062	1,081
Series 2009-108 Class CF, 1.1296% 11/16/39 (c)		837	842
Series 2009-116 Class KF, 1.0596% 12/16/39 (c)		633	636
Series 2010-H17 Class FA, 0.8538% 7/20/60 (c)(j)		4,242	4,205
Series 2010-H18 Class AF, 0.7939% 9/20/60 (c)(j)		5,179	5,128
Series 2010-H19 Class FG, 0.7939% 8/20/60 (c)(j)		5,778	5,722
Series 2010-H27 Series FA, 0.8739% 12/20/60 (c)(j)		1,947	1,933
Series 2011-H05 Class FA, 0.9939% 12/20/60 (c)(j)		3,298	3,290
Series 2011-H07 Class FA, 0.9939% 2/20/61 (c)(j)		6,267	6,254
Series 2011-H12 Class FA, 0.9839% 2/20/61 (c)(j)		7,690	7,671
Series 2011-H13 Class FA, 0.9939% 4/20/61 (c)(j)		2,868	2,862
Series 2011-H14:
Class FB, 0.9939% 5/20/61 (c)(j)		3,401	3,393
Class FC, 0.9939% 5/20/61 (c)(j)		3,025	3,018
Series 2011-H17 Class FA, 1.0239% 6/20/61 (c)(j)		4,066	4,062
Series 2011-H21 Class FA, 1.0939% 10/20/61 (c)(j)		4,412	4,417
Series 2012-H01 Class FA, 1.1939% 11/20/61 (c)(j)		3,794	3,812
Series 2012-H03 Class FA, 1.1939% 1/20/62 (c)(j)		2,407	2,419
Series 2012-H06 Class FA, 1.1239% 1/20/62 (c)(j)		3,767	3,775
Series 2012-H07 Class FA, 1.1239% 3/20/62 (c)(j)		2,254	2,259
Series 2013-H19:
Class FC, 1.0939% 8/20/63 (c)(j)		533	534
Class FD, 1.0939% 8/20/63 (c)(j)		1,419	1,421
Series 2015-H13 Class FL, 0.7739% 5/20/63 (c)(j)		12,096	12,053
Series 2015-H19 Class FA, 0.6939% 4/20/63 (c)(j)		11,580	11,527
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		8	8
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (k)		1,364	114
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,451
Series 2013-H06 Class HA, 1.65% 1/20/63 (j)		2,092	2,088
Series 2014-H12 Class KA, 2.75% 5/20/64 (j)		2,590	2,665
Series 2016-H02 Class FM, 0.9939% 9/20/62 (c)(j)		8,387	8,384
Series 2016-H04 Class FE, 1.1439% 11/20/65 (c)(j)		2,979	2,984
Series 2010-H15 Class TP, 5.15% 8/20/60 (j)		9,319	9,797
Series 2010-H17 Class XP, 5.2991% 7/20/60 (c)(j)		11,593	12,135
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(j)		9,285	9,735
Series 2011-71 Class ZB, 5.5% 8/20/34		4,598	5,221
Series 2012-64 Class KB, 18.215% 5/20/41 (c)		87	119
Series 2013-124:
Class ES, 7.9576% 4/20/39 (c)(l)		4,074	4,388
Class ST, 8.091% 8/20/39 (c)(l)		7,825	8,612
Series 2015-H17 Class HA, 2.5% 5/20/65 (j)		9,399	9,532
Series 2015-H21:
Class HA, 2.5% 6/20/63 (j)		27,979	28,351
Class JA, 2.5% 6/20/65 (j)		2,620	2,649
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(j)		18,914	18,884
Series 2016-H13 Class FB, 1.18% 5/20/66 (c)(j)		9,596	9,583
Series 2090-118 Class XZ, 5% 12/20/39		5,323	6,463
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $314,732)			315,995

Commercial Mortgage Securities - 0.9%
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,480	2,721
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		10,365	11,223
Series K027 Class A2, 2.637% 1/25/23		2,736	2,876
Series K029 Class A2, 3.32% 2/25/23 (c)		1,343	1,466
Series K034 Class A1, 2.669% 2/25/23		8,328	8,558
Series K037 Class A2, 3.49% 1/25/24		4,311	4,775
Series K717 Class A2, 2.991% 9/25/21		1,559	1,660
Series K039 Class A2, 3.303% 7/25/24		16,000	17,514
Series K042 Class A2, 2.67% 12/25/24		13,200	13,884
2.313% 3/25/20		1,871	1,926
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25		12,200	12,965
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $76,813)			79,568

Foreign Government and Government Agency Obligations - 14.7%
Argentine Republic:
6.25% 4/22/19 (b)		10,390	11,019
6.875% 4/22/21 (b)		26,500	28,845
7% 4/17/17		27,450	28,049
7.5% 4/22/26 (b)		2,510	2,831
8.75% 5/7/24		3,120	3,624
Australian Commonwealth:
1.75% 11/21/20	AUD	34,300	26,440
3.75% 4/21/37 (Reg. S)	AUD	7,950	7,267
4.25% 4/21/26	AUD	20,950	19,291
Azerbaijan Republic 4.75% 3/18/24 (b)		1,115	1,156
Banco Central del Uruguay:
value recovery A rights 1/2/21 (m)		500,000	0
value recovery B rights 1/2/21 (m)		750,000	0
Belarus Republic 8.95% 1/26/18		14,090	14,752
Brazilian Federative Republic:
4.25% 1/7/25		4,365	4,354
5.625% 1/7/41		6,145	6,114
6% 4/7/26		1,300	1,440
7.125% 1/20/37		10,780	12,667
8.25% 1/20/34		15,480	19,853
Buenos Aires Province:
5.75% 6/15/19 (b)		1,180	1,218
9.375% 9/14/18 (b)		2,525	2,778
9.95% 6/9/21 (b)		1,815	2,087
10.875% 1/26/21 (Reg. S)		16,821	19,681
Buoni del Tesoro Poliennali:
1.6% 6/1/26	EUR	5,000	5,823
2.7% 3/1/47 (b)	EUR	5,400	6,686
4.5% 3/1/24	EUR	32,025	45,502
Canadian Government:
1.5% 6/1/26	CAD	27,300	21,772
3.5% 12/1/45	CAD	22,800	24,746
Central Bank of Nigeria warrants 11/15/20 (m)(n)		6,250	480
City of Buenos Aires 8.95% 2/19/21 (b)		4,360	4,970
Colombian Republic:
4.375% 3/21/23	COP	23,892,000	7,447
5.625% 2/26/44		1,425	1,649
7.375% 9/18/37		2,475	3,335
10.375% 1/28/33		5,575	8,809
Congo Republic 4% 6/30/29 (f)		9,808	6,737
Costa Rican Republic:
4.25% 1/26/23 (b)		850	835
5.625% 4/30/43 (b)		640	586
7% 4/4/44 (b)		4,285	4,574
7.158% 3/12/45 (b)		300	323
Croatia Republic:
5.5% 4/4/23 (b)		1,350	1,501
6% 1/26/24 (b)		1,300	1,495
6.375% 3/24/21 (b)		2,495	2,807
6.625% 7/14/20 (b)		1,755	1,966
Danish Kingdom 1.75% 11/15/25	DKK	64,500	11,285
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		1,880	1,965
6.25% 7/27/21 (b)		1,190	1,244
Dominican Republic:
1.8125% 8/30/24 (c)		12,693	12,407
6.85% 1/27/45 (b)		4,430	4,962
6.875% 1/29/26 (b)		2,765	3,200
7.45% 4/30/44 (b)		5,725	6,798
7.5% 5/6/21 (b)		3,790	4,245
El Salvador Republic 7.625% 2/1/41 (b)		770	794
French Government:
OAT:
1.75% 5/25/23	EUR	8,450	10,791
3.25% 5/25/45	EUR	15,025	26,438
0.5% 5/25/26	EUR	15,600	18,159
German Federal Republic 0% 8/15/26(Reg. S)	EUR	21,350	24,274
Hong Kong Government SAR 1.32% 12/23/19	HKD	21,000	2,771
Hungarian Republic:
5.75% 11/22/23		2,876	3,386
7.625% 3/29/41		1,745	2,737
Indonesian Republic:
4.75% 1/8/26 (b)		2,120	2,368
5.25% 1/17/42 (b)		1,985	2,271
5.95% 1/8/46 (b)		1,075	1,362
6.625% 2/17/37(b)		3,695	4,844
6.75% 1/15/44 (b)		1,725	2,357
7.75% 1/17/38 (b)		6,800	9,834
8.375% 3/15/24	IDR	124,734,000	10,336
8.5% 10/12/35 (Reg. S)		6,195	9,377
Irish Republic:
1% 5/15/26(Reg. S)	EUR	13,300	15,889
2% 2/18/45 (Reg.S)	EUR	8,650	11,690
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		6,215	6,554
8.25% 4/15/24 (b)		1,500	1,642
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		28,730	35,890
5.5% 12/4/23		12,385	15,530
Ivory Coast 5.75% 12/31/32		8,019	7,880
Japan Government:
0.1% 12/20/20	JPY	6,060,550	60,658
0.1% 6/20/26	JPY	1,200,000	12,060
0.4% 3/20/56	JPY	1,350,000	12,735
0.9% 6/20/22	JPY	4,982,800	52,359
1.9% 9/20/30	JPY	4,885,000	60,361
Jordanian Kingdom:
2.503% 10/30/20		25,601	26,951
3% 6/30/25		8,712	9,429
Kazakhstan Republic 6.5% 7/21/45 (b)		2,120	2,643
Kingdom of Norway 3.75% 5/25/21	NOK	36,000	5,084
Lebanese Republic:
4% 12/31/17		7,132	7,060
5.45% 11/28/19		1,430	1,412
New Zealand Government 6% 5/15/21	NZD	8,000	6,861
Ontario Province 2.4% 6/2/26	CAD	24,900	19,888
Panamanian Republic:
6.7% 1/26/36		995	1,358
8.875% 9/30/27		500	750
9.375% 4/1/29		875	1,354
Perusahaan Penerbit SBSN 4.55% 3/29/26 (b)		2,110	2,287
Peruvian Republic:
4% 3/7/27 (f)		5,671	5,671
6.35% 8/12/28 (b)	PEN	12,880	3,802
8.2% 8/12/26 (Reg. S)	PEN	26,490	9,297
Provincia de Cordoba:
7.125% 6/10/21 (b)		6,700	7,035
12.375% 8/17/17 (b)		3,120	3,350
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		5,187	5,188
Republic of Armenia:
6% 9/30/20 (b)		5,196	5,372
7.15% 3/26/25 (b)		3,580	3,804
Republic of Iraq 5.8% 1/15/28 (Reg. S)		12,570	10,241
Republic of Nigeria 5.125% 7/12/18 (b)		3,200	3,224
Republic of Serbia:
6.75% 11/1/24 (b)		7,292	7,338
7.25% 9/28/21 (b)		3,750	4,365
Republic of Singapore 3.25% 9/1/20	SGD	22,800	18,028
Russian Federation:
4.875% 9/16/23 (b)		1,720	1,891
5.625% 4/4/42 (b)		3,200	3,695
5.875% 9/16/43 (b)		4,800	5,724
7.5% 3/15/18	RUB	312,605	4,917
12.75% 6/24/28 (Reg. S)		16,105	29,003
South African Republic 5.875% 5/30/22		675	763
Spanish Kingdom:
0.75% 7/30/21	EUR	13,350	15,509
2.75% 10/31/24 (Reg. S)	EUR	11,025	14,424
2.9% 10/31/46(Reg. S) (b)	EUR	5,850	7,915
Sweden Kingdom 3.5% 6/1/22	SEK	125,350	17,850
Switzerland Confederation 4.25% 6/5/17	CHF	21,500	22,914
Turkish Republic:
5.125% 3/25/22		2,195	2,283
5.625% 3/30/21		3,365	3,584
6.25% 9/26/22		5,090	5,586
6.75% 5/30/40		3,520	4,101
6.875% 3/17/36		3,790	4,423
7% 6/5/20		1,750	1,936
7.25% 3/5/38		2,605	3,180
7.375% 2/5/25		4,105	4,853
7.5% 11/7/19		3,940	4,382
8% 2/14/34		2,075	2,680
9.4% 7/8/20	TRY	29,980	10,126
11.875% 1/15/30		3,695	6,148
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		1,880	1,922
Ukraine Government:
0% 5/31/40 (b)(c)		2,209	707
1.471% 9/29/21		3,400	3,421
7.75% 9/1/19 (b)		1,281	1,265
7.75% 9/1/20 (b)		1,142	1,116
7.75% 9/1/21 (b)		1,089	1,057
7.75% 9/1/22 (b)		1,089	1,051
7.75% 9/1/23 (b)		1,089	1,045
7.75% 9/1/24 (b)		1,089	1,040
7.75% 9/1/25 (b)		1,089	1,034
7.75% 9/1/26 (b)		1,089	1,029
7.75% 9/1/27 (b)		1,089	1,024
United Kingdom, Great Britain and Northern Ireland Treasury Indexed-Linked GILT 2.5% 7/22/65 (Reg. S)	GBP	16,300	29,216
United Mexican States 6.5% 6/10/21	MXN	113,150	6,012
United Republic of Tanzania 7.2501% 3/9/20 (c)		486	507
Uruguay Republic 7.875% 1/15/33 pay-in-kind		2,510	3,545
Venezuelan Republic:
oil recovery rights 4/15/20 (m)		97,601	220
9.25% 9/15/27		7,950	4,329
11.95% 8/5/31 (Reg. S)		4,935	2,961
12.75% 8/23/22		2,800	1,820
Vietnamese Socialist Republic:
2.0625% 3/13/28 (c)		530	461
4% 3/12/28 (f)		13,793	13,677
4.8% 11/19/24 (b)		590	626
6.75% 1/29/20 (b)		2,545	2,835
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,180,484)			1,268,561
		Shares	Value (000s)

Common Stocks - 5.3%
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.4%
Chassix Holdings, Inc. (n)		302,830	10,505
Chassix Holdings, Inc. warrants (n)		16,209	167
Delphi Automotive PLC		99,300	7,082
Exide Technologies (n)		3,795	0
Exide Technologies (n)		12,652	0
Lear Corp.		69,100	8,376
Tenneco, Inc. (n)		117,300	6,835
			32,965
Automobiles - 0.0%
General Motors Co.		4,305	137
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (n)(o)		32,078	107
Hotels, Restaurants & Leisure - 0.4%
Extended Stay America, Inc. unit		664,300	9,433
Red Rock Resorts, Inc.		1,161,144	26,022
			35,455
Household Durables - 0.4%
CalAtlantic Group, Inc.		155,500	5,200
Harman International Industries, Inc.		109,900	9,281
Lennar Corp. Class A		210,400	8,908
Newell Brands, Inc.		74,045	3,899
Taylor Morrison Home Corp. (n)		296,100	5,211
			32,499
Internet & Direct Marketing Retail - 0.1%
Expedia, Inc.		34,900	4,074
Media - 0.4%
AMC Networks, Inc. Class A (n)		133,400	6,918
DISH Network Corp. Class A (n)		103,200	5,653
Naspers Ltd. Class N		73,600	12,738
Sinclair Broadcast Group, Inc. Class A		387,900	11,203
			36,512
Textiles, Apparel & Luxury Goods - 0.0%
Deckers Outdoor Corp. (n)		67,000	3,990

TOTAL CONSUMER DISCRETIONARY			145,739

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
CVS Health Corp.		51,700	4,601
Ovation Acquisition I LLC (o)		1,446,490	14
			4,615
Food Products - 0.0%
Reddy Ice Holdings, Inc. (n)		142,776	44

TOTAL CONSUMER STAPLES			4,659

ENERGY - 0.0%
Energy Equipment& Services - 0.0%
Hornbeck Offshore Services, Inc. (n)		108,700	598
Oil, Gas & Consumable Fuels - 0.0%
Crestwood Equity Partners LP		60,500	1,286
Pacific Exploration and Production Corp. warrants (n)		80,825	2,405
			3,691

TOTAL ENERGY			4,289

FINANCIALS - 0.1%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (n)		3,883,237	0
The Blackstone Group LP		178,200	4,549
			4,549
Consumer Finance - 0.1%
OneMain Holdings, Inc. (n)		206,600	6,394

TOTAL FINANCIALS			10,943

HEALTH CARE - 0.8%
Biotechnology - 0.2%
Alexion Pharmaceuticals, Inc. (n)		66,000	8,088
Regeneron Pharmaceuticals, Inc. (n)		19,600	7,880
			15,968
Health Care Equipment & Supplies - 0.1%
Medtronic PLC		89,000	7,690
Health Care Providers & Services - 0.3%
AmSurg Corp. (n)		108,700	7,288
HCA Holdings, Inc. (n)		206,800	15,640
Rotech Healthcare, Inc. (n)		68,276	915
			23,843
Pharmaceuticals - 0.2%
Allergan PLC (n)		58,800	13,542
Patheon NV		212,000	6,282
			19,824

TOTAL HEALTH CARE			67,325

INDUSTRIALS - 0.6%
Airlines - 0.1%
Air Canada (n)		806,200	6,514
Delta Air Lines, Inc.		78,000	3,070
			9,584
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (n)(o)		9,383,257	563
Construction & Engineering - 0.1%
AECOM (n)		133,900	3,981
Marine - 0.0%
U.S. Shipping Partners Corp. (n)		12,063	0
U.S. Shipping Partners Corp. warrants 12/31/29 (n)		112,939	0
			0
Road & Rail - 0.1%
Avis Budget Group, Inc. (n)		142,200	4,865
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A		123,200	3,521
HD Supply Holdings, Inc. (n)		281,900	9,015
Penhall Acquisition Co.:
Class A (n)		6,088	473
Class B (n)		2,029	158
United Rentals, Inc. (n)		191,300	15,015
			28,182
Transportation Infrastructure - 0.0%
DeepOcean Group Holding BV (b)(n)		406,682	2,243

TOTAL INDUSTRIALS			49,418

INFORMATION TECHNOLOGY - 1.8%
Electronic Equipment & Components - 0.1%
CDW Corp.		221,500	10,129
Internet Software & Services - 0.7%
Alibaba Group Holding Ltd. sponsored ADR (n)		245,200	25,940
Alphabet, Inc. Class A		19,300	15,518
Baidu.com, Inc. sponsored ADR (n)		27,100	4,934
Facebook, Inc. Class A (n)		125,400	16,085
			62,477
IT Services - 0.2%
Global Payments, Inc.		61,200	4,698
MasterCard, Inc. Class A		64,900	6,605
PayPal Holdings, Inc. (n)		140,000	5,736
			17,039
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Ltd.		58,100	10,023
Cypress Semiconductor Corp.		5,171	63
MagnaChip Semiconductor Corp. (n)		49,030	409
NXP Semiconductors NV (n)		116,104	11,844
Qorvo, Inc. (n)		249,827	13,925
Skyworks Solutions, Inc.		190,600	14,512
			50,776
Software - 0.1%
Electronic Arts, Inc. (n)		69,700	5,952
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.		81,200	9,180

TOTAL INFORMATION TECHNOLOGY			155,553

MATERIALS - 0.1%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		41,300	3,331
Metals & Mining - 0.1%
Aleris Corp. (n)(o)		38,307	381
Freeport-McMoRan, Inc.		348,000	3,779
Mirabela Nickel Ltd. (n)		2,473,165	157
			4,317

TOTAL MATERIALS			7,648

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (n)		272,900	12,750
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		7,275	310
TOTAL COMMON STOCKS
(Cost $459,293)			458,634

Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (n)		57,438	477
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%		8,700	7,148
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $9,110)			7,625
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 1.3%
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.1%
Chassix, Inc. term loan 12% 7/29/19		3,786	3,824
Diversified Consumer Services - 0.1%
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (c)		4,846	4,857
Tranche L 2LN, term loan 10.25% 8/13/23 (c)		1,810	1,765
			6,622
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)		5,306	5,290
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		15,369	15,151
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (c)		371	370
			20,811
Media - 0.0%
Livent, Inc. Tranche A, term loan 18% 1/15/49 pay-in-kind (n)	CAD	13	10

TOTAL CONSUMER DISCRETIONARY			31,267

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (c)		2,865	2,865
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)		8,447	4,188
Oil, Gas & Consumable Fuels - 0.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		3,133	3,118
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (c)		3,755	3,940
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5% 8/23/21 (c)		5,265	5,523
TPF II Power, LLC Tranche B, term loan 5% 10/2/21 (c)		1,645	1,661
			14,242

TOTAL ENERGY			18,430

FINANCIALS - 0.0%
Consumer Finance - 0.0%
Sears Roebuck Acceptance Corp. Tranche B, term loan 8.5% 7/20/20 (c)		4,260	4,265
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
InVentiv Health, Inc. Tranche B, term loan 9/29/23 (c)(d)(p)		8,315	8,332
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (c)		5,983	5,762
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (c)		8,316	8,316
			14,078
MATERIALS - 0.0%
Metals & Mining - 0.0%
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (c)(e)		2,104	715
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (c)		4,250	4,218
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.1875% 3/31/17 (c)		564	535
Tranche D 2LN, term loan 4.1673% 3/31/19 (c)		2,821	2,680
			3,215

TOTAL TELECOMMUNICATION SERVICES			7,433

UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (c)		26,211	26,395
TOTAL BANK LOAN OBLIGATIONS
(Cost $112,882)			113,780

Sovereign Loan Participations - 0.1%
Indonesian Republic loan participation: (Cost $6,564)
Citibank 1.875% 12/14/19 (c)		2,714	2,660
Goldman Sachs 1.875% 12/14/19 (c)		2,487	2,437
Mizuho 1.875% 12/14/19 (c)		1,777	1,741
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $6,564)			6,838
		Shares	Value (000s)

Fixed-Income Funds - 6.6%
Fidelity Floating Rate Central Fund (q)
(Cost $567,565)		5,537,500	568,203
		Principal Amount (000s)(a)	Value (000s)

Preferred Securities - 3.6%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (b)(g)		7,335	7,843
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (g)		8,065	8,087
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Total SA:
2.625% (Reg. S) (c)(g)	EUR	1,650	1,819
2.708% (Reg. S) (c)(g)	EUR	5,250	5,898
			7,717
FINANCIALS - 3.1%
Banks - 2.6%
Banco Do Brasil SA 9% (b)(c)(g)		2,755	2,440
Bank of America Corp.:
5.125% (c)(g)		10,690	10,662
5.2% (c)(g)		23,520	23,310
6.25% (c)(g)		7,170	7,499
Barclays Bank PLC 7.625% 11/21/22		8,780	9,988
Citigroup, Inc.:
5.8% (c)(g)		8,960	9,233
5.9% (c)(g)		13,975	14,569
5.95% (c)(g)		25,260	26,425
6.25% (c)(g)		6,405	7,067
6.3% (c)(g)		2,145	2,255
Intesa Sanpaolo SpA 8.375% (c)(g)	EUR	3,800	5,161
JPMorgan Chase & Co.:
5% (c)(g)		12,930	12,911
5.3% (c)(g)		6,510	6,743
6% (c)(g)		23,845	25,125
6.125% (c)(g)		5,990	6,491
6.75% (c)(g)		3,295	3,674
Royal Bank of Scotland Group PLC 8.625% (c)(g)		4,955	4,918
Wells Fargo & Co.:
5.875% (c)(g)		19,480	21,474
5.9% (c)(g)		24,365	25,672
			225,617
Capital Markets - 0.4%
Bank of Scotland 7.281% (c)(g)	GBP	2,450	3,889
Goldman Sachs Group, Inc.:
5.375% (c)(g)		11,780	12,086
5.7% (c)(g)		13,704	14,198
			30,173
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (b)(g)		2,895	2,434
8.625% (Reg. S) (g)		380	319
			2,753
Insurance - 0.1%
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(g)	EUR	2,400	2,732
Elm BV (SWISS REIN CO) 2.6% (Reg. S) (c)(g)	EUR	3,650	3,949
Society of Lloyd's 7.421% (c)(g)	GBP	2,906	3,961
			10,642

TOTAL FINANCIALS			269,185

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (b)(g)		19,905	9,326
7.5% (Reg. S) (g)		250	117
			9,443
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)		6,850	3,401
TOTAL PREFERRED SECURITIES
(Cost $308,461)			305,676
		Shares	Value (000s)

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.43% (r)
(Cost $203,636)		203,635,810	203,697
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $8,351,325)			8,618,407
NET OTHER ASSETS (LIABILITIES) - (0.2)%			(17,150)
NET ASSETS - 100%			$8,601,257

TBA Sale Commitments

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 10/1/46	$(22,400)	$(23,636)
3.5% 10/1/46	(22,400)	(23,636)
TOTAL TBA SALE COMMITMENTS
(Proceeds $47,148)		$(47,272)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
235 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Dec. 2016	51,340	$12
272 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2016	50,014	(1,027)
TOTAL FUTURES CONTRACTS			$(1,015)

The face value of futures purchased as a percentage of Net Assets is 1.2%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount(000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
LCH	Dec. 2046	$8,700	3-month LIBOR	2.25%	$(242)	$0	$(242)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

COP – Colombian peso

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

TRY – Turkish Lira

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,888,281,000 or 22.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing - Security is in default.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,569,000.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,498,000.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Quantity represents share amount.

 (n) Non-income producing

 (o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,065,000 or 0.0% of net assets.

 (p) The coupon rate will be determined upon settlement of the loan after period end.

 (q) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (r) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Aleris Corp.	6/1/10	$1,341
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$62
Ovation Acquisition I LLC	12/23/15	$14
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$4,887

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$861
Fidelity Floating Rate Central Fund	20,007
Fidelity Securities Lending Cash Central Fund	21
Total	$20,889

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$503,366	$48,018	$8,255	$568,203	35.2%
Total	$503,366	$48,018	$8,255	$568,203

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$145,739	$96,200	$38,867	$10,672
Consumer Staples	5,136	4,601	--	535
Energy	4,289	1,884	--	2,405
Financials	10,943	10,943	--	--
Health Care	74,473	73,558	--	915
Industrials	49,418	45,981	--	3,437
Information Technology	155,553	155,553	--	--
Materials	7,648	7,110	--	538
Telecommunication Services	12,750	12,750	--	--
Utilities	310	310	--	--
Corporate Bonds	3,922,095	--	3,921,156	939
U.S. Government and Government Agency Obligations	1,210,916	--	1,210,916	--
U.S. Government Agency - Mortgage Securities	156,819	--	156,819	--
Collateralized Mortgage Obligations	315,995	--	315,995	--
Commercial Mortgage Securities	79,568	--	79,568	--
Foreign Government and Government Agency Obligations	1,268,561	--	1,262,670	5,891
Bank Loan Obligations	113,780	--	106,731	7,049
Sovereign Loan Participations	6,838	--	--	6,838
Fixed-Income Funds	568,203	568,203	--	--
Preferred Securities	305,676	--	305,676	--
Money Market Funds	203,697	203,697	--	--
Total Investments in Securities:	$8,618,407	$1,180,790	$7,398,398	$39,219
Derivative Instruments:
Assets
Futures Contracts	$12	$12	$--	$--
Total Assets	$12	$12	$--	$--
Liabilities
Futures Contracts	$(1,027)	$(1,027)	$--	$--
Swaps	(242)	--	(242)	--
Total Liabilities	$(1,269)	$(1,027)	$(242)	$--
Total Derivative Instruments:	$(1,257)	$(1,015)	$(242)	$--
Other Financial Instruments:
TBA Sale Commitments	$(47,272)	$--	$(47,272)	$--
Total Other Financial Instruments:	$(47,272)	$--	$(47,272)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $8,316,820,000. Net unrealized appreciation aggregated $301,587,000, of which $527,854,000 related to appreciated investment securities and $226,267,000 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2016